Average Annual Total Returns - PSF PGIM Jennison Focused Blend Portfolio	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 5 Years	Class II 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	30.92%	16.16%	12.78%	30.41%	15.70%	12.34%	18.40%	15.21%	13.87%	20.96%	15.60%	14.01%